Payden Emerging Markets Corporate Bond Fund
1
Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bond (98%)
Argentina (USD) (2%
)
210,000 Arcor SAIC 144A, 7.60%, 7/31/33 (a) $ 218
312,000 Argentine Republic Government International
Bond , 4.13%, 7/09/35  242
210,000 Pampa Energia SA 144A, 7.88%, 12/16/34 (a) 214
585,000 Telecom Argentina SA 144A, 9.25%,
5/28/33 (a) 618
270,000 Telecom Argentina SA 144A, 9.50%,
7/18/31 (a) 289
215,000 Vista Energy Argentina SAU 144A, 7.63%,
12/10/35 (a) 215
155,000 Vista Energy Argentina SAU 144A, 8.50%,
6/10/33 (a) 162
220,000 YPF SA 144A, 8.25%, 1/17/34 (a) 225
215,000 YPF SA 144A, 8.75%, 9/11/31 (a) 222
2,405
Australia (USD) (0%
)
200,000 Nickel Industries Ltd. 144A, 9.00%,
9/30/30 (a) 210
Bahamas (USD) (1%
)
1,050,000 Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a) 1,020
Bermuda (USD) (0%
)
260,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a) 252
Brazil (BRL) (1%
)
2,700,000 Brazil Letras do Tesouro Nacional , 14.20%,
7/01/26 BRL (b)(c) 486
2,500,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (c) 425
911
Brazil (USD) (1%
)
365,000 BRF SA 144A, 5.75%, 9/21/50 (a) 303
886,948 Samarco Mineracao SA 144A, 9.50%,
6/30/31 (a) 891
1,194
Canada (CAD) (0%
)
80,000 Artemis Gold Inc. 144A, 5.63%, 2/15/31
CAD (a)(c) 60
Canada (USD) (2%
)
550,000 Aris Mining Corp. 144A, 8.00%, 10/31/29 (a) 577
200,000 First Quantum Minerals Ltd. 144A, 8.00%,
3/01/33 (a) 215
985,000 First Quantum Minerals Ltd. 144A, 8.63%,
6/01/31 (a) 1,036
200,000 Royal Bank of Canada , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.450%), 6.50%, 5/24/86 (d) 200
2,028
Cayman Islands (USD) (8%
)
235,000 Avilease Capital Ltd. 144A, 4.75%,
11/12/30 (a) 234
200,000 Azorra Finance Ltd. 144A, 7.25%, 1/15/31 (a) 210
285,975 Bioceanico Sovereign Certificate Ltd. 144A,
2.81%, 6/05/34 (a)(b) 235
200,000 C&W Senior Finance Ltd. 144A, 9.00%,
1/15/33 (a) 208
610,000 CSN Inova Ventures 144A, 6.75%, 1/28/28 (a) 584
Principal
or Shares Security Description
Value
(000)
200,000 Dar Al-Arkan Sukuk Co. Ltd. , 7.75%,
2/07/26 (e) $ 200
200,000 DP World Crescent Ltd. 144A, 4.85%,
9/26/28 (a) 202
490,000 Energuate Trust 2 0 144A, 6.35%, 9/15/35 (a) 490
1,015,000 IHS Holding Ltd. 144A, 7.88%, 5/29/30 (a) 1,047
200,000 Industrial Subordinated Trust 2 0 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 2.864%), 6.55%, 4/15/36 (a)(d) 203
6,813 Kaisa Group Holdings Ltd. 144A, 0.00%,
12/31/26 (a)(b) –
8,516 Kaisa Group Holdings Ltd. 144A, 0.00%,
12/31/27 (a)(b) –
13,626 Kaisa Group Holdings Ltd. 144A, 0.00%,
12/31/28 (a)(b) –
13,626 Kaisa Group Holdings Ltd. 144A, 0.00%,
12/31/29 (a)(b) –
17,033 Kaisa Group Holdings Ltd. 144A, 0.00%,
12/31/30 (a)(b) –
17,033 Kaisa Group Holdings Ltd. 144A, 0.00%,
12/31/31 (a)(b) –
32,134 Kaisa Group Holdings Ltd. 144A, 0.00%,
12/31/32 (a)(b) –
11,457 Kaisa Group Holdings Ltd. 144A, 6.25%,
12/28/28 (a) –
19,181 Kaisa Group Holdings Ltd. 144A, 6.50%,
12/28/29 (a) –
23,119 Kaisa Group Holdings Ltd. 144A, 6.75%,
12/28/30 (a) –
34,832 Kaisa Group Holdings Ltd. 144A, 7.00%,
12/28/31 (a) 1
32,780 Kaisa Group Holdings Ltd. 144A, 7.25%,
12/28/32 (a) –
7,837 Kaisa Group Holdings Ltd. 144A, 7.72%,
12/28/27 (a) –
360,000 Liberty Costa Rica Senior Secured Finance
144A, 10.88%, 1/15/31 (a) 379
182,670 Lima Metro Line 2 Finance Ltd. 144A, 5.88%,
7/05/34 (a) 189
441,000 MAF Global Securities Ltd. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.893%), 7.88% (d)(e)(f)(g) 456
355,000 Meituan 144A, 5.13%, 11/05/35 (a) 352
200,000 Melco Resorts Finance Ltd. 144A, 5.38%,
12/04/29 (a) 198
200,000 Melco Resorts Finance Ltd. 144A, 5.75%,
7/21/28 (a) 200
200,000 Melco Resorts Finance Ltd. 144A, 6.50%,
9/24/33 (a) 200
200,000 Melco Resorts Finance Ltd. 144A, 7.63%,
4/17/32 (a) 210
425,000 Montego Bay Airport Revenue Finance Ltd.
144A, 6.60%, 6/15/35 (a) 425
560,000 Sable International Finance Ltd. 144A, 7.13%,
10/15/32 (a) 567
270,000 Sands China Ltd. , 5.40%, 8/08/28  275
66,736 Shimao Group Holdings Ltd. 144A, 5.00%,
7/21/31 (a) 3
230,000 Wynn Macau Ltd. 144A, 5.63%, 8/26/28 (a) 230
810,000 Wynn Macau Ltd. 144A, 6.75%, 2/15/34 (a) 822
8,120
Chile (USD) (4%
)
605,000 AES Andes SA 144A, 6.30%, 3/15/29 (a) 627

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
620,221 Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a) $ 496
200,000 Banco de Credito e Inversiones SA 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 3.767%), 7.50% (a)(d)(g) 213
340,000 Banco de Credito e Inversiones SA 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944%), 8.75% (a)(d)(g) 367
663,484 Chile Electricity PEC SpA 144A, 5.81%,
1/25/28 (a)(b) 601
200,000 Colbun SA 144A, 3.15%, 3/06/30 (a) 190
200,000 Colbun SA 144A, 3.15%, 1/19/32 (a) 183
200,000 Engie Energia Chile SA 144A, 6.38%,
4/17/34 (a) 214
200,000 Sociedad de Transmision Austral SA 144A,
4.00%, 1/27/32 (a) 192
235,000 Sociedad Quimica y Minera de Chile SA 144A,
5.50%, 9/10/34 (a) 239
780,000 VTR Comunicaciones SpA 144A, 4.38%,
4/15/29 (a) 778
4,100
Colombia (USD) (3%
)
400,000 Banco Davivienda SA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.588%), 8.13%, 7/02/35 (a)(d) 418
740,000 Colombia Telecomunicaciones SA ESP 144A,
4.95%, 7/17/30 (a) 697
160,000 Ecopetrol SA , 8.38%, 1/19/36  166
440,000 Grupo Energia Bogota SA ESP 144A, 5.75%,
10/22/35 (a) 432
455,000 Grupo Nutresa SA 144A, 8.00%, 5/12/30 (a) 485
525,000 Grupo Nutresa SA 144A, 9.00%, 5/12/35 (a) 587
200,000 SURA Asset Management SA 144A, 6.35%,
5/13/32 (a) 212
2,997
Czech Republic (EUR) (1%
)
420,000 Energo-Pro as 144A, 8.00%, 5/27/30 EUR (a)
(c) 530
Czech Republic (USD) (1%
)
400,000 Czechoslovak Group AS 144A, 6.50%,
1/10/31 (a) 418
Ecuador (USD) (1%
)
240,000 Ecuador Government International Bond 144A,
8.75%, 1/29/34 (a) 243
240,000 Ecuador Government International Bond 144A,
9.25%, 1/29/39 (a) 246
489
Georgia (USD) (0%
)
200,000 Silk Road Group Holding LLC 144A, 7.50%,
9/15/30 (a) 204
Germany (USD) (1%
)
400,000 Allianz SE 144A, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.317%), 6.55% (a)(d)(g) 417
Ghana (USD) (0%
)
260,900 Ghana Government International Bond 144A,
5.00%, 7/03/35 (a) 239
Hong Kong (USD) (0%
)
200,000 Lenovo Group Ltd. 144A, 6.54%, 7/27/32 (a) 219
Principal
or Shares Security Description
Value
(000)
India (USD) (5%
)
381,004 Continuum Green Energy India Pvt./Co.-Issuers
144A, 7.50%, 6/26/33 (a) $ 400
200,000 ICICI Bank Ltd. 144A, 4.00%, 3/18/26 (a) 200
200,000 Muthoot Finance Ltd. , 5.75%, 8/04/30 (a) 200
200,000 Muthoot Finance Ltd. 144A, 6.38%,
4/23/29 (a) 205
210,000 Muthoot Finance Ltd. 144A, 7.13%,
2/14/28 (a) 215
290,000 Power Finance Corp. Ltd. , 3.90%, 9/16/29 (e) 284
430,000 Power Finance Corp. Ltd. 144A, 3.95%,
4/23/30 (a) 418
250,000 Reliance Industries Ltd. 144A, 3.63%,
1/12/52 (a) 182
250,000 Reliance Industries Ltd. 144A, 3.67%,
11/30/27 (a) 248
225,000 ReNew Pvt. Ltd. 144A, 5.88%, 3/05/27 (a) 225
593,712 SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/
UBEPL 144A, 7.80%, 7/31/31 (a) 614
610,000 Shriram Finance Ltd. 144A, 6.15%, 4/03/28 (a) 629
250,000 Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a) 256
200,000 State Bank of India , 4.88%, 5/05/28 (e) 202
399,000 Varanasi Aurangabad Nh-2 Tollway Pvt. Ltd.
144A, 5.90%, 2/28/34 (a) 418
4,696
Indonesia (USD) (0%
)
220,000 Indofood CBP Sukses Makmur Tbk PT , 3.40%,
6/09/31 (e) 206
Ireland (USD) (0%
)
200,000 Aragvi Finance International DAC 144A,
11.13%, 11/20/29 (a) 203
200,000 Phoenix Aviation Capital Ltd. 144A, 9.25%,
7/15/30 (a) 210
413
Isle of Man (USD) (1%
)
485,000 AngloGold Ashanti Holdings PLC , 6.50%,
4/15/40  521
Israel (USD) (1%
)
240,000 Bank Hapoalim BM 144A, 4.72%, 7/14/29 (a)
(e) 240
330,000 Energean Israel Finance Ltd. 144A, 5.38%,
3/30/28 (a)(e) 327
210,000 Energean Israel Finance Ltd. 144A, 8.50%,
9/30/33 (a)(e) 225
230,000 Leviathan Bond Ltd. 144A, 6.50%, 6/30/27 (a)
(e) 232
1,024
Ivory Coast (USD) (1%
)
435,000 Ivory Coast Government International Bond
144A, 8.08%, 4/01/36 (a) 467
Japan (USD) (1%
)
600,000 Rakuten Group Inc. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.250%), 8.13% (a)(d)(g) 622
Jersey (USD) (0%
)
200,000 Africell Holding Ltd. 144A, 10.50%,
10/23/29 (a)(f) 201
Luxembourg (USD) (5%
)
125,000 Adecoagro SA 144A, 7.50%, 7/29/32 (a) 122

Principal
or Shares Security Description
Value
(000)
215,051 Chile Electricity Lux Mpc II Sarl 144A, 5.58%,
10/20/35 (a) $ 221
200,000 EIG Pearl Holdings Sarl , 4.39%, 11/30/46 (e) 167
200,000 Greensaif Pipelines Bidco Sarl 144A, 5.85%,
2/23/36 (a) 208
158,380 Guara Norte Sarl 144A, 5.20%, 6/15/34 (a) 153
200,000 Kernel Holding SA 144A, 6.75%, 10/27/27 (a) 197
290,000 MHP Lux SA 144A, 6.95%, 4/03/26 (a) 292
270,000 MHP Lux SA 144A, 10.50%, 7/28/29 (a) 278
315,000 Millicom International Cellular SA 144A,
5.13%, 1/15/28 (a) 315
200,000 Millicom International Cellular SA 144A,
7.38%, 4/02/32 (a) 208
510,000 Minerva Luxembourg SA 144A, 4.38%,
3/18/31 (a) 476
220,000 Nexa Resources SA 144A, 6.75%, 4/09/34 (a) 239
285,000 Raizen Fuels Finance SA 144A, 6.45%,
3/05/34 (a) 234
200,000 Raizen Fuels Finance SA 144A, 6.70%,
2/25/37 (a) 163
776,000 Saavi Energia Sarl 144A, 8.88%, 2/10/35 (a) 841
450,000 Threelands Energy Ltd. Sarl 144A, 7.45%,
10/20/35 (a) 457
295,197 Tierra Mojada Luxembourg II Sarl 144A,
5.75%, 12/01/40 (a) 289
111,125 Unigel Luxembourg SA 144A, 11.00%,
12/31/28 (a) 8
4,868
Mauritius (USD) (1%
)
600,000 Diamond II Ltd. 144A, 7.95%, 7/28/26 (a) 601
340,000 India Clean Energy Holdings 144A, 4.50%,
4/18/27 (a) 334
200,000 MTN Mauritius Investments Ltd. 144A,
6.50%, 10/13/26 (a)(f) 202
1,137
Mexico (MXN) (2%
)
7,500,000 America Movil SAB de CV , 9.50%, 1/27/31
MXN (c) 441
18,750,000 Mexican Bonos Series M, 7.75%, 11/13/42
MXN (c) 938
1,379
Mexico (USD) (10%
)
245,000 America Movil SAB de CV , 3.63%, 4/22/29  240
200,000 America Movil SAB de CV , 4.70%, 7/21/32  200
320,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643%), 5.88% (a)(d)(g) 319
400,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.072%), 8.38% (a)(d)(g) 424
800,000 Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santand
144A, (5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 2.995%), 7.53%,
10/01/28 (a)(d) 855
660,000 BBVA Mexico SA Institucion De Banca
Multiple Grupo Financiero BBVA Mexico
144A, (5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 2.650%), 5.13%,
1/18/33 (a)(d) 653
Principal
or Shares Security Description
Value
(000)
500,000 Cemex SAB de CV 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.520%), 7.20% (a)(d)(g) $ 525
305,025 Cometa Energia SA de CV 144A, 6.38%,
4/24/35 (a) 320
200,000 Corp. Inmobiliaria Vesta SAB de CV 144A,
5.50%, 1/30/33 (a) 200
250,000 Eagle Funding Luxco Sarl 144A, 5.50%,
8/17/30 (a) 254
200,000 El Puerto de Liverpool SAB de CV 144A,
6.26%, 1/22/32 (a) 214
516,369 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 526
350,000 FIBRA Prologis 144A, 5.50%, 11/26/35 (a)(f) 348
215,000 FIBRA Prologis 144A, 5.63%, 1/14/38 (a) 212
440,000 Fibra SOMA Trust F/6185 144A, 4.38%,
7/22/31 (a) 392
222,864 FIEMEX Energia-Banco Actinver SA
Institucion de Banca Multiple 144A, 7.25%,
1/31/41 (a) 232
240,000 Industrias Penoles SAB de CV 144A, 4.15%,
9/12/29 (a) 238
230,000 Industrias Penoles SAB de CV 144A, 5.65%,
9/12/49 (a) 220
280,000 Infraestructura Energetica Nova SAPI de CV
144A, 4.75%, 1/15/51 (a) 211
720,000 Mexico City Airport Trust 144A, 4.25%,
10/31/26 (a) 719
200,000 Mexico City Airport Trust 144A, 5.50%,
10/31/46 (a) 175
255,000 Mexico City Airport Trust 144A, 5.50%,
7/31/47 (a) 220
145,494 Mexico Generadora de Energia S de rl 144A,
5.50%, 12/06/32 (a) 147
485,000 Minera Mexico SA de CV 144A, 5.63%,
2/12/32 (a) 503
140,000 Petroleos Mexicanos , 6.50%, 3/13/27 (f) 143
535,000 Petroleos Mexicanos , 6.63%, 6/15/38  490
810,000 Petroleos Mexicanos , 6.70%, 2/16/32  809
285,000 Petroleos Mexicanos , 6.84%, 1/23/30  293
235,000 Petroleos Mexicanos , 7.69%, 1/23/50  212
10,294
Morocco (USD) (1%
)
200,000 OCP SA 144A, 6.10%, 4/30/30 (a) 208
200,000 OCP SA 144A, 6.70%, 3/01/36 (a) 213
421
Netherlands (USD) (4%
)
1,690,000 Braskem Netherlands Finance BV 144A,
4.50%, 1/31/30 (a) 730
363,196 Minejesa Capital BV 144A, 4.63%, 8/10/30 (a) 363
415,000 Prosus NV 144A, 4.03%, 8/03/50 (a) 291
500,000 Prosus NV 144A, 4.99%, 1/19/52 (a) 401
435,000 Teva Pharmaceutical Finance Netherlands III
BV , 6.00%, 12/01/32  456
295,000 Teva Pharmaceutical Finance Netherlands III
BV , 6.75%, 3/01/28  307
131,402 Unigel Netherlands Holding Corp. BV 144A,
15.00%, 12/31/44 (a) 4
400,000 Veon Midco BV 144A, 3.38%, 11/25/27 (a) 383
200,000 Yinson Bergenia Production BV 144A, 8.50%,
1/31/45 (a) 218

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
786,881 Yinson Boronia Production BV 144A, 8.95%,
7/31/42 (a) $ 875
4,028
Panama (USD) (0%
)
233,467 UEP Penonome II SA 144A, 6.50%,
10/01/38 (a) 207
Peru (PEN) (3%
)
1,400,000 Alicorp SAA 144A, 7.40%, 6/16/32 PEN (a)(c) 421
5,650,000 Peru Government Bond 144A, 6.85%, 8/12/35
PEN (a)(c)(e) 1,807
2,228
Peru (USD) (7%
)
280,000 Banco BBVA Peru SA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.002%), 6.20%, 6/07/34 (a)(d) 290
305,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.961%), 5.65%, 1/15/37 (a)(d) 308
460,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.240%), 5.80%, 3/10/35 (a)(d) 469
375,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.486%), 6.45%, 7/30/35 (a)(d) 392
750,000 Banco Internacional del Peru SAA Interbank
144A, (5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 2.067%), 6.40%,
4/30/35 (a)(d) 778
600,000 Cia de Minas Buenaventura SAA 144A, 6.80%,
2/04/32 (a) 626
200,000 Consorcio Transmantaro SA 144A, 4.70%,
4/16/34 (a) 199
400,000 Corp. Financiera de Desarrollo SA 144A,
5.50%, 5/06/30 (a) 413
400,000 Hunt Oil Co. of Peru LLC Sucursal Del Peru
144A, 7.75%, 11/05/38 (a) 440
295,000 Kallpa Generacion SA 144A, 5.50%,
9/11/35 (a) 296
280,000 Kallpa Generacion SA 144A, 5.88%,
1/30/32 (a) 292
345,000 Marcobre SAC 144A, 5.75%, 1/22/36 (a) 344
625,000 Niagara Energy SAC 144A, 5.75%,
10/03/34 (a) 634
525,000 Orazul Energy Peru SA 144A, 6.25%,
9/17/32 (a) 531
420,000 Pluspetrol Camisea SA/Pluspetrol Lote 56 SA
144A, 6.24%, 7/03/36 (a) 444
200,000 SAN Miguel Industrias Pet SA/NG PET R&P
Latin America SA 144A, 3.75%, 8/02/28 (a) 193
200,000 Scotiabank Peru SAA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.309%), 6.10%, 10/01/35 (a)(d) 208
198,000 Transportadora de Gas del Peru SA 144A,
4.25%, 4/30/28 (a) 198
7,055
Romania (RON) (1%
)
3,640,000 Romania Government Bond Series 7Y, 8.00%,
4/29/30 RON (c) 902
Saudi Arabia (USD) (0%
)
420,000 Saudi Arabian Oil Co. 144A, 5.88%,
7/17/64 (a) 401
Principal
or Shares Security Description
Value
(000)
Singapore (USD) (1%
)
200,000 Boroo Investments Pte Ltd. 144A, 9.50%,
8/07/32 (a) $ 207
280,000 DBS Group Holdings Ltd. , 4.40%, 3/21/28 (e) 284
315,000 Medco Cypress Tree Pte Ltd. 144A, 8.63%,
5/19/30 (a) 334
200,000 ONGC Videsh Vankorneft Pte Ltd. , 3.75%,
7/27/26 (e) 200
1,025
South Africa (ZAR) (2%
)
6,900,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 ZAR (c) 439
16,665,000 Republic of South Africa Government Bond
Series 2040, 9.00%, 1/31/40 ZAR (c) 1,058
1,497
South Korea (USD) (1%
)
200,000 Kookmin Bank 144A, 2.50%, 11/04/30 (a) 182
400,000 SK hynix Inc. 144A, 6.50%, 1/17/33 (a) 443
625
Spain (USD) (0%
)
266,249 AI Candelaria -spain- SA 144A, 7.50%,
12/15/28 (a) 273
Sri Lanka (USD) (0%
)
1 Sri Lanka Government International Bond
144A, 3.35%, 3/15/33 (a) –
291,300 Sri Lanka Government International Bond
144A, 3.60%, 6/15/35 (a) 239
239
Supranational (USD) (1%
)
200,000 African Development Bank , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.653%), 5.88% (d)(g) 200
600,000 Digicel International Finance Ltd./Difl U.S.
LLC 144A, 8.63%, 8/01/32 (a) 624
824
Thailand (USD) (0%
)
200,000 GC Treasury Center Co. Ltd. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.162%), 7.13% (a)(d)(g) 205
Trinidad and Tobago (USD) (1%
)
400,000 Trinidad Generation UnLtd 144A, 7.75%,
6/16/33 (a) 419
Turkey (TRY) (1%
)
12,050,000 Turkiye Government Bond Series 5Y, 17.30%,
7/19/28 TRY (c) 218
9,520,000 Turkiye Government Bond Series 5Y, 30.00%,
9/12/29 TRY (c) 216
434
Turkey (USD) (5%
)
580,000 ADM Elektrik Dagitim AS , 9.50%, 2/05/31 (a) 578
430,000 Aydem Yenilenebilir Enerji AS 144A, 9.88%,
9/30/30 (a) 432
200,000 Cimko Cimento Ve Beton Sanayi Ve Ticaret AS
144A, 10.75%, 5/21/30 (a) 216
1,000,000 GDZ Elektrik Dagitim AS 144A, 9.00%,
10/15/29 (a) 1,002
455,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (a) 464

Principal
or Shares Security Description
Value
(000)
389,010 Limak Iskenderun Uluslararasi Liman
Isletmeciligi AS 144A, 9.50%, 7/10/36 (a) $ 395
205,000 Limak Yenilenebilir Enerji AS 144A, 9.63%,
8/12/30 (a) 204
510,000 Turkiye Garanti Bankasi AS 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.867%), 7.63%, 4/15/36 (a)(d) 515
200,000 Turkiye Garanti Bankasi AS 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.090%), 8.38%, 2/28/34 (a)(d) 208
200,000 Yapi ve Kredi Bankasi AS 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.442%), 8.25% (a)(d)(g) 202
245,000 Yapi ve Kredi Bankasi AS 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.499%), 9.74% (a)(d)(g) 258
370,000 Zorlu Enerji Elektrik Uretim AS 144A,
11.00%, 4/23/30 (a) 346
4,820
Ukraine (USD) (0%
)
303,100 Ukraine Government International Bond 144A,
4.00%, 2/01/32 (a) 242
1 Ukraine Government International Bond 144A,
9.97%, 2/01/36 (a)(b) –
1 Ukraine Government International Bond 144A,
18.44%, 2/01/30 (a)(b) –
242
United Arab Emirates (USD) (3%
)
200,000 Abu Dhabi National Energy Co. PJSC 144A,
4.75%, 3/09/37 (a) 195
797,183 Acwa Power Management And Investments
One Ltd. 144A, 5.95%, 12/15/39 (a) 820
200,000 Axian Telecom Holding & Management PLC
144A, 7.25%, 7/11/30 (a) 203
695,000 Dhafrah Pv2 Energy Co. LLC 144A, 5.79%,
6/30/53 (a)(f) 706
200,000 DP World Ltd. 144A, 5.63%, 9/25/48 (a) 194
210,000 Emirates Semb Corp. Water & Power Co. PJSC ,
4.45%, 8/01/35 (e) 203
280,000 Emirates Semb Corp. Water & Power Co. PJSC
144A, 4.45%, 8/01/35 (a) 271
200,000 MDGH GMTN RSC Ltd. 144A, 5.08%,
5/22/53 (a) 188
2,780
United Kingdom (EGP) (0%
)
16,400,000 Goldman Sachs International 144A, 26.75%,
5/21/26 EGP (a)(b)(c)(e) 327
United Kingdom (USD) (2%
)
315,000 Anglo American Capital PLC 144A, 4.75%,
4/10/27 (a) 318
200,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (a) 207
295,000 Avianca Midco 2 PLC 144A, 9.63%,
2/14/30 (a) 302
200,000 HSBC Holdings PLC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.987%), 7.05% (d)(g) 209
425,000 MARB BondCo PLC 144A, 3.95%, 1/29/31 (a) 385
233,512 NAK Naftogaz Ukraine via Kondor Finance
PLC 144A, 7.63%, 11/08/28 (a) 180
Principal
or Shares Security Description
Value
(000)
270,000 Vedanta Resources Finance II PLC 144A,
10.25%, 6/03/28 (a) $ 280
200,000 Vedanta Resources Finance II PLC 144A,
10.88%, 9/17/29 (a) 214
2,095
United States (EGP) (1%
)
20,990,000 Citigroup Global Markets Holdings Inc. 144A,
26.80%, 3/05/26 EGP (a)(b)(c) 440
11,815,000 Citigroup Global Markets Holdings Inc. 144A,
26.80%, 3/05/26 EGP (a)(b)(c) 247
687
United States (EUR) (0%
)
225,000 Boots Group Finco LP 144A, 5.38%, 8/31/32
EUR (a)(c) 276
United States (NGN) (1%
)
1,095,000,000 Citigroup Global Markets Holdings Inc. 144A,
21.58%, 5/07/26 NGN (a)(b)(c) 752
United States (USD) (8%
)
130,000 1301 Trust 2025-1301 144A, 6.22%,
8/11/42 (a)(h) 133
425,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (d)(g) 423
200,000 American Axle & Manufacturing Inc. 144A,
6.38%, 10/15/32 (a) 204
200,000 American Electric Power Co. Inc. C, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.128%), 5.80%, 3/15/56 (d) 200
100,000 American Electric Power Co. Inc. D, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.940%), 6.05%, 3/15/56 (d) 99
175,000 Archrock Services LP/Archrock Partners Finance
Corp. 144A, 6.00%, 2/01/34 (a) 175
255,000 Azul Secured Finance LLP 144A, 9.88%,
2/15/31 (a) 258
230,000 Azul Secured Finance LLP , 11.93%, 8/28/28 (i) 118
191,657 BX Commercial Mortgage Trust 2025-
BCAT 144A, (1 mo. Term Secured Overnight
Financing Rate + 2.650%), 6.33%, 8/15/42 (a)
(d) 193
200,000 BX Trust 2025-VLT7 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.750%),
7.43%, 7/15/44 (a)(d) 201
200,000 COMM Mortgage Trust 2025-SBX 144A,
5.55%, 8/10/41 (a)(h) 201
200,000 Corebridge Financial Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.181%), 6.88% (d)(g) 208
245,000 CoreWeave Inc. 144A, 9.00%, 2/01/31 (a) 239
200,000 Gran Tierra Energy Inc. 144A, 9.50%,
10/15/29 (a) 160
200,000 HA Sustainable Infrastructure Capital Inc. ,
(5 yr. US Treasury Yield Curve Rate T Note
Constant Maturity + 4.301%), 8.00%,
6/01/56 (d) 210
750,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (a) 777
300,000 Huntington Bancshares Inc. K, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.653%), 6.25% (d)(g) 300

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
315,000 Kosmos Energy Ltd. 144A, 8.75%,
10/01/31 (a) $ 199
250,000 Las Vegas Sands Corp. , 5.63%, 6/15/28  256
99,042 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 2.26%, 11/20/50 (a) 78
99,125 Oak Street Investment Grade Net Lease Fund
Series 2021-1A 144A, 3.26%, 1/20/51 (a) 62
300,000 SBL Holdings Inc. 144A, 7.20%, 10/30/34 (a) 289
600,000 Standard Building Solutions Inc. 144A, 5.88%,
3/15/34 (a) 600
240,000 Stillwater Mining Co. 144A, 4.00%,
11/16/26 (a) 239
212,000 Terraform Global Operating LP 144A, 6.13%,
3/01/26 (a) 211
350,000 TSMC Arizona Corp. , 1.75%, 10/25/26  345
300,000 TXNM Energy Inc. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.254%), 7.00%, 7/31/56 (a)(d) 303
190,000 Viking Baked Goods Acquisition Corp. 144A,
8.63%, 11/01/31 (a) 189
200,000 Webster Financial Corp. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.125%), 5.78%, 9/11/35 (d) 201
200,000 Western Alliance Bank , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.850%), 6.54%, 11/15/35 (d) 203
7,274
Uzbekistan (USD) (1%
)
200,000 Navoi Mining & Metallurgical Combinat 144A,
6.70%, 10/17/28 (a) 208
465,000 Navoi Mining & Metallurgical Combinat 144A,
6.75%, 5/14/30 (a) 491
200,000 Navoiyuran State Enterprise 144A, 6.70%,
7/02/30 (a) 205
400,000 Uzbek Industrial and Construction Bank ATB
144A, 8.95%, 7/24/29 (a) 436
1,340
Venezuela (USD) (0%
)
910,000 Venezuela Government International Bond ,
7.75%, 10/13/26 (e)(i) 319
Virgin Islands (British) (USD) (1%
)
1,335,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 1,329
Total Bond
(Cost - $92,692) 94,665
Principal
or Shares Security Description
Value
(000)
Stock (1%)
Preferred Stock (1%
)
8,000 Citigroup Inc. 6.25% (g) $ 201
8,000 Comerica Inc. 6.88% (g) 206
8,000 DTE Energy Co. 6.25%  198
8,000 M&T Bank Corp. 6.35% (g) 204
Total Preferred Stock
(Cost -
$800
) 809
Common Stock (0%
)
2,400 Country Garden Holdings Co. Ltd.  (c)(j) –
8,443 Kaisa Group Holdings Ltd.  (c)(j) –
214,060 Shimao Group Holdings Ltd.  (c)(j) 6
355 Stichting Administratiekant Npv ADR  (j)(k) –
Total Common Stock
(Cost -
$90
) 6
Total Stock
(Cost - $890) 815
Investment Company (3%)
3,283,356 Payden Cash Reserves Money Market Fund *
(Cost - $3,283)
3,283
Total Investments (Cost - $96,865)  (102%)
98,763
Liabilities in excess of Other Assets ( -2% )
(2,136)
Net Assets (100%)
$ 96,627
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Yield to maturity at time of purchase.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) All or a portion of these securities are on loan. At January 31, 2026, the total market value of the Fund’s securities on loan is $1,616 and the total market value of the collateral held by the Fund is $1,662. Amounts in 000s.
(g) Perpetual security with no stated maturity date.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(j) Non-income producing
(k) Security is valued using significant unobservable inputs and is classified as
Level 3 in the fair value hierarchy.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CZK 9,890
USD  480 HSBC Bank USA, N.A. 03/30/2026 $ 2
EUR 411
USD  486 BNP PARIBAS 03/18/2026 3
EUR 669
USD  787 HSBC Bank USA, N.A. 03/18/2026 8
EUR 404
USD  477 Morgan Stanley 03/18/2026 3
HUF 124,300
USD  379 HSBC Bank USA, N.A. 04/20/2026 5
IDR 13,215,000
USD  782 BNP PARIBAS 04/13/2026 4
PHP 70,930
USD  1,198 HSBC Bank USA, N.A. 02/12/2026 6
USD 1,792
PEN  6,012 BNP PARIBAS 02/20/2026 8
USD 977
CHF  748 BNP PARIBAS 02/27/2026 7
USD 952
MXN  16,500 BNP PARIBAS 03/23/2026 13
USD 59
CAD  80 HSBC Bank USA, N.A. 03/18/2026 –
ZAR 800
USD  46 HSBC Bank USA, N.A. 03/19/2026 3
62
Liabilities:
COP 3,332,000 USD  921 BNP PARIBAS 02/12/2026 (22)
PEN 1,485 USD  443 BNP PARIBAS 02/20/2026 (2)
USD 919 BRL  4,893 BNP PARIBAS 02/12/2026 (8)
USD 876 COP  3,332,000 BNP PARIBAS 02/12/2026 (23)
USD 1,547 ZAR  25,200 BNP PARIBAS 03/19/2026 (8)
USD 1,196 PHP  70,990 HSBC Bank USA, N.A. 02/12/2026 (9)
USD 359 EUR  308 HSBC Bank USA, N.A. 03/18/2026 (7)
USD 422 MXN  7,850 HSBC Bank USA, N.A. 03/23/2026 (25)
USD 372 HUF  124,300 HSBC Bank USA, N.A. 04/20/2026 (12)
USD 1,723 EUR  1,462 Morgan Stanley 03/18/2026 (14)
USD 792 IDR  13,424,000 Morgan Stanley 04/13/2026 (7)
USD 485 EUR  412 Wells Fargo Securities LLC 03/18/2026 (5)
(142)
Net Unrealized Appreciation (Depreciation)
$(80)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 80 Mar-26 $ 16,679 $ (20) $ (20)
U.S. Ultra Bond Future 7 Mar-26 822 (19) (19)
a a
(39)
Short Contracts:
U.S. 10-Year Ultra Future 58 Mar-26 (6,621) (1) (1)
U.S. Treasury 10-Year Note Future 11 Mar-26 (1,230) 16 16
U.S. Treasury 5-Year Note Future 8 Mar-26 (871) 7 7
a a
22
Total Futures
$(17)

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
Protection Sold (Relevant Credit: Petroleos Mexicanos), Pay
1.000% Quarterly, Receive upon credit default 06/20/2030 $470 $(28) $(53) $25